COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($)				1 Months Ended	3 Months Ended
	May 13, 2024	Dec. 22, 2023	Dec. 31, 2022	May 31, 2019	Dec. 31, 2022	May 08, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Commitments related to services agreement in 2024							$ 622,476,000
Commitments related to services agreement in 2025							335,026,000
Commitments related to services agreement in 2026							337,083,000
Commitments related to services agreement in 2027							435,236,000
Commitments related to services agreement in 2028							325,118,000
Commitments related to services agreement thereafter							162,888,000
Loss Contingency, Loss in Period	$ 513,500
Litigation Settlement, Amount Awarded to Other Party		$ 20,000
Lega Nazionale [Member]
Loss Contingencies [Line Items]
Percentage Of Loss Contingency Retain Award Aggregate Loss Suffered						10.00%
One Further Football Club [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value			$ 326,900
Due To Make Lower Value Of Media Rights [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value				$ 300
Loss Contingency, Damages Sought, Value				251,500
Due To Make Lower Value Of Media Rights [Member] | Three Football Clubs [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value				554,600
Due To Make Lower Value Of Media Rights [Member] | Lega Nazionale [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value				$ 1,750,000
Due To Make Lower Value Of Media Rights [Member] | Original Plaintiffs And These Four Additional Clubs [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value					$ 1,675,000
Due To Make Lower Value Of Media Rights [Member] | Ten Other Clubs [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value					$ 284,900
Services Agreement [Member]
Loss Contingencies [Line Items]
Commitments related to services agreement in 2024							55,300
Commitments related to services agreement in 2025							68,200
Commitments related to services agreement in 2026							70,700
Commitments related to services agreement in 2027							71,400
Commitments related to services agreement in 2028							72,200
Commitments related to services agreement thereafter							$ 124,000